SCHEDULE OF SENSITIVITY ANALYSIS PROFIT AND OTHER EQUITY (Details) - Security Matters Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets	$ 1,115	$ 481
Percentage of financial risk management	10.00%	10.00%
Amount of financial impact of financial instrument	$ 112	$ 48